DUE FROM RELATED PARTY (Tables)	12 Months Ended
Dec. 31, 2022
Due From Related Party
SCHEDULE OF DUE FROM RELATED PARTIES

	As of December 31,
	2022	2021

Due from related parties (Short term)
Accounts Receivable – Shareholders	$60,280	$20,550
Due from MSJ Foundation	102,356	—
Others	188,721	23,695
Total due from related parties (short term)	$351,357	$44,245

Due from related parties (Long term)
BMV Finance	$1,973,144	$—
Simon Zutshi	1,268,094	—
BG3 Ltd.	703,743	—
Zutshi LLP	380,121	—
Vision1 Investments	279,845	—
Crowd Property	260,124	—
Throckley	208,998	—
Others	98,187	—
Property Mastermind International	116,008	—
Total due from related parties (long term)	$5,288,264	$—
	$5,639,621	$44,245